[Missing Graphic Reference]	Lynn K. Stone Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1382 Lynn.stone@prudential.com

November 9, 2012

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Initial Registration Statements on Form N-4
Pruco Life Flexible Premium Variable Annuity Account and
Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Members of the Commission:

Enclosed for filing is an initial Registration Statement on Form N-4 for Pruco Life Flexible Premium Variable Annuity Account and Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

We represent and acknowledge that:

•	Should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective, it does not foreclose the Commission from taking any action with respect to the filings;

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

•
The Staff’s comments, the Registrant’s changes to the disclosure in response to the Staff’s comments, or the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filings effective, does not relieve the Registrant from this responsibility; and

•	The Registrant may not assert this action or the Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at (203) 402-1382 if you have any questions.

Very truly yours,

/s/Lynn K. Stone
Lynn K. Stone